Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with the rules of the Securities and Exchange Commission, the following tables describe how the compensation of our named executive officers aligns with our performance.

Year	Summary Compensation Table Total for PEO ($) (1)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers ($) (2)(4)	Average Compensation Actually Paid to non-PEO Named Executive Officers ($)(2)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(6)	Net Income ($) (in thousands)(7)

2025	$201,032	$201,032	$126,023	$126,032	$40.97	$181
2024	$200,717	$200,717	$114,729	$114,729	$44.49	$(1,721)
2023	$203,674	$203,674	$154,399	$154,399	$81.42	$933
(1)	As reported in the Summary Compensation Table on page 19 of this proxy statement

(2)	During fiscal years 2025, 2024 and 2023 our principal executive officer (“PEO”) was Don D. Jennings During fiscal years 2025 and 2024, our non-PEO Named Executive Officers (“non-PEO NEOs”) were Teresa Hulette and Jaime Coffey. During fiscal year 2023, our non-PEO Named Executive Officers (“non-PEO NEOs”) were R. Clay Hulette, and Teresa Hulette.

(3)	We had no outstanding equity awards for fiscal years 2025, 2024 and 2023. Accordingly, no equity award adjustments are applicable to the compensation paid to the PEO in 2025, 2024 and 2023.

(4)	Average summary compensation total for non-PEO NEOs represents the average of the SCT total compensation paid to the non-PEO NEOs during each of the years in the SCT.

(5)	We had no outstanding equity awards for fiscal years 2025, 2024 and 2023. Accordingly, no equity award adjustments are applicable to the compensation paid to the non-PEO named executive officers in 2025, 2024 and 2023.

(6)	Cumulative total shareholder return (“TSR”) assumes an initial investment of $100 investment as of market close on June 30, 2023

(7)	Net Income as reported on page 28 of the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2025.

Named Executive Officers, Footnote		During fiscal years 2025 and 2024, our non-PEO Named Executive Officers (“non-PEO NEOs”) were Teresa Hulette and Jaime Coffey. During fiscal year 2023, our non-PEO Named Executive Officers (“non-PEO NEOs”) were R. Clay Hulette, and Teresa Hulette.
PEO Total Compensation Amount	[1],[2]	$ 201,032	$ 200,717	$ 203,674
PEO Actually Paid Compensation Amount	[3]	201,032	200,717	203,674
Non-PEO NEO Average Total Compensation Amount	[2],[4]	126,023	114,729	154,399
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[5]	$ 126,032	114,729	154,399
Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay Versus Performance Table

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table.

Compensation Actually Paid (“CAP”) and Company TSR

TSR amounts reported in the graph assume an initial fixed investment of $100. CAP to PEO #1, Don Jennings, was $201,032 in 2025, $200,717 in 2024, and $203,674 in 2023. CAP to the non-PEO NEOs averaged $126,032 in 2025, $114,729 in 2024, and $154,399 in 2024. The Company does not use TSR to determine compensation levels or inventive plan payouts, therefore the PEO and non-PEO NEOs CAP does not fluctuate with changes to TSR.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

CAP to PEO #1, Don Jennings, was $201,032 in 2025 and $200,717 in 2024. CAP to PEO #1, Don Jennings, was $201,032 in 2025, $200,717 in 2024, and $203,674 in 2023. CAP to the non-PEO NEOs averaged $126,032 in 2025, $114,729 in 2024, and $154,399 in 2024. The Company reported net income of $181,000 in 2025, a net loss of $1.7 million in 2024, and net income of $933,000 in 2023. The Company does not use net income to determine compensation levels or incentive plan payouts, therefore the PEO and non-PEO NEOs CAP does not fluctuate with changes to net income.

Total Shareholder Return Amount	[6]	$ 40.97	44.49	81.42
Net Income (Loss)	[7]	$ 181,000	$ (1,721,000)	$ 933,000
PEO Name		Don D. Jennings	Don D. Jennings	Don D. Jennings

[1]	As reported in the Summary Compensation Table on page 19 of this proxy statement
[2]	During fiscal years 2025, 2024 and 2023 our principal executive officer (“PEO”) was Don D. Jennings During fiscal years 2025 and 2024, our non-PEO Named Executive Officers (“non-PEO NEOs”) were Teresa Hulette and Jaime Coffey. During fiscal year 2023, our non-PEO Named Executive Officers (“non-PEO NEOs”) were R. Clay Hulette, and Teresa Hulette.
[3]	We had no outstanding equity awards for fiscal years 2025, 2024 and 2023. Accordingly, no equity award adjustments are applicable to the compensation paid to the PEO in 2025, 2024 and 2023.
[4]	Average summary compensation total for non-PEO NEOs represents the average of the SCT total compensation paid to the non-PEO NEOs during each of the years in the SCT.
[5]	We had no outstanding equity awards for fiscal years 2025, 2024 and 2023. Accordingly, no equity award adjustments are applicable to the compensation paid to the non-PEO named executive officers in 2025, 2024 and 2023.
[6]	Cumulative total shareholder return (“TSR”) assumes an initial investment of $100 investment as of market close on June 30, 2023
[7]	Net Income as reported on page 28 of the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2025.